Securities - Schedule of Available for Sale Securities in an Unrealized Loss Position (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Held-to-maturity securities:
Temporarily impaired securities, fair value, less than 12 months	$ 2,004	$ 15,728
Temporarily impaired securities, gross unrealized losses, less than 12 months	11	281
Temporarily impaired securities, fair value, 12 months or longer	22,705	22,010
Temporarily impaired securities, gross unrealized losses, 12 months or longer	2,836	3,906
Temporarily impaired securities, fair value	24,709	37,738
Temporarily impaired securities, gross unrealized losses	2,847	4,187
U.S. Treasury, agencies and corporations
Securities available for sale:
Fair value, less than 12 months	0	3,647
Gross unrealized losses, less than 12 months	0	8
Fair value, 12 months or longer	525	508
Gross unrealized losses, 12 months or longer	17	36
Fair value, total	525	4,155
Gross unrealized losses, total	17	44
Agency residential collateralized mortgage obligations
Securities available for sale:
Fair value, less than 12 months	0	91
Gross unrealized losses, less than 12 months	0	0
Fair value, 12 months or longer	7,677	8,108
Gross unrealized losses, 12 months or longer	1,708	2,193
Fair value, total	7,677	8,199
Gross unrealized losses, total	1,708	2,193
Held-to-maturity securities:
Fair value, less than 12 months	240	569
Gross unrealized losses, less than 12 months	2	18
Fair value, 12 months or longer	3,023	3,387
Gross unrealized losses, 12 months or longer	174	314
Fair value, total	3,263	3,956
Gross unrealized losses, total	176	332
Agency residential mortgage-backed securities
Securities available for sale:
Fair value, less than 12 months	1,226	11,364
Gross unrealized losses, less than 12 months	7	254
Fair value, 12 months or longer	5,583	3,145
Gross unrealized losses, 12 months or longer	450	618
Fair value, total	6,809	14,509
Gross unrealized losses, total	457	872
Held-to-maturity securities:
Fair value, less than 12 months	526	0
Gross unrealized losses, less than 12 months	2	0
Fair value, 12 months or longer	125	134
Gross unrealized losses, 12 months or longer	11	17
Fair value, total	651	134
Gross unrealized losses, total	13	17
Agency commercial mortgage-backed securities
Securities available for sale:
Fair value, less than 12 months	7	50
Gross unrealized losses, less than 12 months	0	1
Fair value, 12 months or longer	3,777	4,360
Gross unrealized losses, 12 months or longer	335	516
Fair value, total	3,784	4,410
Gross unrealized losses, total	335	517
Held-to-maturity securities:
Fair value, less than 12 months	0	0
Gross unrealized losses, less than 12 months	0	0
Fair value, 12 months or longer	1,914	2,060
Gross unrealized losses, 12 months or longer	139	203
Fair value, total	1,914	2,060
Gross unrealized losses, total	139	203
Asset-backed securities
Held-to-maturity securities:
Fair value, less than 12 months	0	0
Gross unrealized losses, less than 12 months	0	0
Fair value, 12 months or longer	75	300
Gross unrealized losses, 12 months or longer	2	8
Fair value, total	75	300
Gross unrealized losses, total	2	8
Other securities
Held-to-maturity securities:
Fair value, less than 12 months	5	7
Gross unrealized losses, less than 12 months	0	0
Fair value, 12 months or longer	6	8
Gross unrealized losses, 12 months or longer	0	1
Fair value, total	11	15
Gross unrealized losses, total	$ 0	$ 1